Share Capital and Other Equity Instruments - Schedule of Total Share-Based Payments Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	$ 6,234	$ 22,030	$ 6,722
Cost of Sales and Other Production Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	40	107	299
Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	2,946	7,137	2,295
Administration, Selling and Marketing Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	$ 3,248	$ 14,786	$ 4,128